25. Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Note 25. Subsequent Events

Note 25.  Subsequent Events

Declaration of Cash Dividend

On December 9, 2014, the Company declared a cash dividend of $0.16 per share payable February 1, 2015 to shareholders of record as of January 15, 2015. On March 10, 2015, the Company declared a cash dividend of $0.16 per share payable May 1, 2015 to shareholders of record as of April 15, 2015. These dividends have been recorded as of each declaration date, including shares issuable under the DRIP plan.

For purposes of accrual or disclosure in these financial statements, the Company has evaluated subsequent events through the date of issuance of these financial statements.